Condensed Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2021	Dec. 31, 2020
Revenues				$ 2,801,000	$ 1,226,000			$ 2,772,000	$ 4,679,000
Cost of revenues				(5,230,000)	(3,004,000)			7,101,000	6,695,000
Gross loss				(2,429,000)	(1,778,000)			(4,329,000)	(2,016,000)
Operating expenses:
Research and development				820,000	651,000			1,450,000	1,330,000
Selling, general and administrative				3,822,000	1,354,000			4,844,000	4,103,000
Total operating expenses				4,642,000	2,005,000			6,294,000	5,433,000
Loss from operations				(7,071,000)	(3,783,000)			(10,623,000)	(7,449,000)
Other income (expense), net:
Interest expense									(5,000)
Gain on extinguishment of notes payable				0	743,000			743,000	0
Other income (expense), net				39,000	(13,000)			(16,000)	36,000
Total other income (expense), net				39,000	730,000			727,000	31,000
Net income (loss)				$ (7,032,000)	$ (3,053,000)			$ (9,896,000)	$ (7,418,000)
Weighted-average common shares outstanding:
Weighted average shares outstanding, basic				45,178,576	45,156,145			45,170,994	45,122,446
Weighted average shares outstanding, diluted				45,178,576	45,156,145			45,170,994	45,122,446
Net loss per share of common stock:
Basic net income (loss) per ordinary share				$ (0.16)	$ (0.07)			$ (0.22)	$ (0.16)
Diluted net income (loss) per ordinary share				$ (0.16)	$ (0.07)			$ (0.22)	$ (0.16)
Kensington Capital Acquisition Corp. IV [Member]
Operating expenses:
General and administrative expenses	$ 1,611,750	$ 35,924	$ 10,102	$ 1,706,154
Formation and General and administrative expenses						$ 59,311
Administrative expenses - related party	60,000			80,000
Loss from operations	(1,671,750)	(35,924)	(10,102)	(1,786,154)
Other income (expense), net:
Change in fair value of derivative warrant liabilities	4,290,000			4,680,000
Income from investments held in Trust Account	262,416			294,965
Offering costs associated with derivative warrant liabilities	338			(563,642)
Other income (expense), net	4,552,754			4,411,323
Net income (loss)	$ 2,881,004	$ (35,924)	$ (10,102)	$ 2,625,169		$ (59,311)
Kensington Capital Acquisition Corp. IV [Member] | Common Class A [Member]
Weighted-average common shares outstanding:
Weighted average shares outstanding, basic	23,000,000			15,121,547
Weighted average shares outstanding, diluted	23,000,000			15,121,547
Net loss per share of common stock:
Basic net income (loss) per ordinary share	$ 0.09			$ 0.11
Diluted net income (loss) per ordinary share	$ 0.09			$ 0.11
Kensington Capital Acquisition Corp. IV [Member] | Common Class B [Member]
Weighted-average common shares outstanding:
Weighted average shares outstanding, basic	9,857,142	7,582,417	8,571,428	9,416,732		8,571,428	[1]
Weighted average shares outstanding, diluted	9,857,142	8,719,779	9,857,142	9,857,142		8,571,428	[1]
Net loss per share of common stock:
Basic net income (loss) per ordinary share	$ 0.09	$ 0	$ 0	$ 0.11		$ (0.01)
Diluted net income (loss) per ordinary share	$ 0.09	$ 0	$ 0	$ 0.11		$ (0.01)

[1]	This number excludes an aggregate of up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.